Condensed Interim Statements of Stockholders' Equity (Deficiency) (Unaudited) - CAD	Common Stock	Warrants	Additional Paid-In Capital	Equity To Be Issued	Accumulated Deficit	Total
Beginning Balance, Shares at Mar. 31, 2013	8,606,250
Beginning Balance, Amount at Mar. 31, 2013	CAD 100	CAD 0	CAD 0	CAD 0	CAD (489,128)	CAD (489,028)
Unit subscriptions received				CAD 328,180		328,180
Net loss and comprehensive loss for the period					CAD (232,956)	(232,956)
Ending Balance, Shares at Mar. 31, 2014	8,606,250
Ending Balance, Amount at Mar. 31, 2014	CAD 100	CAD 0	CAD 0	CAD 328,180	CAD (722,084)	CAD (393,804)
Valuation of warrants	CAD (171,308)	171,308
Warrants granted for sevices		19,290				CAD 19,290
Unit issue costs	CAD (1,100)	CAD (400)				(1,500)
Warrants exercised, Amount	CAD 1,113					1,113
Warrants exercised, Shares	25,000
Warrant liability valuation transferredon exercise, Amount	CAD 32,675					32,675
Stock options (Note 8c)			CAD 324,916			324,916
Shares issued (Note 12), Amount	CAD 689,116			CAD (328,180)		360,936
Shares issued (Note 12), Shares	625,160
Net loss and comprehensive loss for the period					CAD (1,087,289)	(1,087,289)
Valuation of warrants classified as warrant liabilities	CAD (8,273)					(8,273)
Ending Balance, Shares at Mar. 31, 2015	9,256,410
Ending Balance, Amount at Mar. 31, 2015	CAD 542,323	CAD 190,198	CAD 324,916	CAD 0	CAD (1,809,373)	(751,936)
Warrants exercised, Amount	CAD 596					596
Warrants exercised, Shares	12,500
Warrant liability valuation transferredon exercise, Amount	CAD 16,213					16,213
Warrant liability valuation transferredon exercisem, Shares
Stock options (Note 8c)			CAD 188,026			188,026
Shares issued (Note 12), Amount	CAD 67,195					67,195
Shares issued (Note 12), Shares	50,000
Conversion feature of convertible note, net of deferred income taxes of $7,216 (Note 7)			CAD 20,012			20,012
Net loss and comprehensive loss for the period					CAD (312,440)	(312,440)
Ending Balance, Shares at Sep. 30, 2015	9,318,910
Ending Balance, Amount at Sep. 30, 2015	CAD 626,327	CAD 190,198	CAD 532,954	CAD 0	CAD (2,121,813)	CAD (772,334)